NOTE 17: INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 17 Income Taxes
Effective tax rate	27.00%	26.00%	26.00%